Offerings - Offering: 1	Apr. 22, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Certificates issued pursuant to Guaranteed Income Annuity Contracts
Maximum Aggregate Offering Price	$ 42,694,000
Carry Forward Form Type	S-1
Carry Forward File Number	333-286618
Carry Forward Initial Effective Date	May 01, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,790